Related-party transactions - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) director	Dec. 31, 2020 EUR (€)	Feb. 24, 2022 director
Disclosure of transactions between related parties [line items]
Number of directors who were contractors of the external consulting firm | director				2
Share-based payments | €	€ 41,230	€ 89,636	€ 2,450
Mega-E Group
Disclosure of transactions between related parties [line items]
Number of executive directors codirecting acquired entity | director		1
Number of nonexecutive directors codirecting acquired entity | director		1
General and administrative expenses
Disclosure of transactions between related parties [line items]
Share-based payments | €	26,869	€ 89,636	2,450
External Consulting Services
Disclosure of transactions between related parties [line items]
Share-based payments | €	€ 58,145	€ 202,201	€ 4,650